Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 14,457	$ 14,244	$ 29,577	$ 28,169
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,654	4,915	12,558	9,828
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,820	1,946	3,535	4,214
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	5,137	6,417	11,786	12,135
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 846	$ 966	$ 1,698	$ 1,992